Related Party Transactions (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2025	Mar. 01, 2024	Jun. 01, 2023	Jan. 31, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 01, 2023
Related Party Transactions [Line Items]
Percentage of authority control						10.00%		10.00%		10.00%
Consulting fees								$ 12,320		$ 12,320
Management fees						$ 621,103	$ 226,104	1,367,005	$ 784,420	1,367,273	$ 279,767
Stock options granted (in Shares)			57
Contractual life			10 years
Exercise price (in Dollars per share)			$ 7,000
Stock options value			$ 420,521
Vesting percentage			25.00%
Company paid director fees										55,000
Non-executive directors total										$ 165,000
Percentage of option vesting for remaining period					75.00%
Related parties were forfeited (in Shares)										379
Share based compensation expense								(29,817)	57,521	$ 97,167	487,738
Line of credit										$ 200,000
Percentage of outstanding principal	8.50%									20.00%
Company repaid principal										$ 200,000
Accrued line of credit										40,000
Northstrive Companies Inc [Member]
Related Party Transactions [Line Items]
Consulting fees										365,900	120,000
Jordan Plews [Member]
Related Party Transactions [Line Items]
Consulting fees											4,272
Amount of salary paid										283,549	223,646
Brenda Buechler [Member]
Related Party Transactions [Line Items]
Amount of salary paid										132,807	212,913
Christoph Kraneiss [Member]
Related Party Transactions [Line Items]
Consulting fees											879
Amount of salary paid										122,818	197,398
Braeden Lichti [Member]
Related Party Transactions [Line Items]
Consulting fees										11,813
Share based compensation expense										227,749	37,598
Northstrive Companies Inc. [Member]
Related Party Transactions [Line Items]
Due to related party										179,655	34,378
GB Capital Ltd [Member]
Related Party Transactions [Line Items]
Consulting fees								504,900	150,833	391,333	110,000
Management fees								13,540
Northstrive Companies Inc [Member]
Related Party Transactions [Line Items]
Consulting fees								555,000	111,100
Management fees								61,260
George Kovalyov [Member]
Related Party Transactions [Line Items]
Director’s fees								41,625
Juliana Daley [Member]
Related Party Transactions [Line Items]
Director’s fees								41,680
Mystic Marine Advisors, LLC [Member]
Related Party Transactions [Line Items]
Director’s fees								41,625
Jordan Plews [Member]
Related Party Transactions [Line Items]
Consulting fees										$ 11,813
Amount of salary paid								$ 26,228	122,032
Number of options forfeited or cancelled (in Shares)								41
Brenda Buechler [Member]
Related Party Transactions [Line Items]
Amount of salary paid									132,807
Christoph Kraneiss [Member]
Related Party Transactions [Line Items]
Amount of salary paid									122,818
Related Party [Member]
Related Party Transactions [Line Items]
Director’s fees						41,640		124,930
Number of options forfeited or cancelled (in Shares)										108
Due to related party						486,848		486,848		$ 419,217	$ 77,127
Braeden Lichti [Member]
Related Party Transactions [Line Items]
Due to related party						315,097		315,097		227,749
Unsecured, non-interest bearing						$ 315,097		315,097		227,749
Northstrive Companies Inc. [Member]
Related Party Transactions [Line Items]
Consulting fees								170,498		179,655
Jeffrey Parry [Member]
Related Party Transactions [Line Items]
Consulting fees								$ 1,252
Black-Scholes Option Pricing Model [Member]
Related Party Transactions [Line Items]
Percentage of option vesting			75.00%
Vesting percentage		25.00%		25.00%	25.00%
Percentage of option vesting for remaining period		75.00%		75.00%								75.00%
Directors [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)		16	114
Contractual life		10 years
Exercise price (in Dollars per share)		$ 4,900
Stock options value		$ 45,986
Directors [Member] | Black-Scholes Option Pricing Model [Member]
Related Party Transactions [Line Items]
Stock options value		$ 45,986
Vesting percentage		25.00%
Percentage of option vesting		75.00%
Common Stock [Member] | Directors [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)		57
Exercise price (in Dollars per share)		$ 1,400